Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other non-IFRS 15 revenues (mainly subleases) which are out of scope from IFRS 15:

	Year ended December 31,
in € thousand	2025	2024	2023
Product sales	157,908	163,253	144,624
Other revenues from contracts with customers	16,097	5,622	8,075
Other non-IFRS 15 revenue	653	704	1,014
REVENUES	174,659	169,579	153,713

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Year ended December 31,
in € thousand	2025	2024	2023
IXIARO®	98,419	94,069	73,483
DUKORAL®	31,909	32,303	29,775
Third party products	19,159	33,185	35,675
IXCHIQ®	8,421	3,696	—
VLA2001	—	—	5,691
PRODUCT SALES	157,908	163,253	144,624
Royalties received	2,124	2,410	2,129
Revenues from shipping and handling	481	1,368	21
R&D work and additional support services	9,985	—	—
Milestone payment - licenses	3,421	712	3,637
Other services	87	1,133	2,288
thereof COVID-19	—	—	1,973
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	16,097	5,622	8,075
Other non-IFRS 15 revenue	653	704	1,014
REVENUES	174,659	169,579	153,713

Disclosure of products sales by channel
Products are sold via the following sales channels:

	Year ended December 31,
in € thousand	2025	2024	2023
Direct product sales	130,755	137,889	119,305
Indirect product sales	27,153	25,365	25,320
TOTAL PRODUCT SALES	157,908	163,253	144,624

Disclosure of revenue by geographical markets

	Year ended December 31,
in € thousand	2025	2024	2023
United States	53,610	48,593	32,964
Canada	30,125	32,321	28,193
Germany	17,468	18,374	13,503
France	14,668	7,220	5,866
Nordics	13,898	13,937	12,695
Other Europe	13,877	9,056	9,335
United Kingdom	12,644	19,489	20,266
Austria	9,473	15,897	14,583
Rest of World	8,897	4,691	16,308
REVENUE TOTAL	174,659	169,579	153,713
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New
Zealand.

	Year ended December 31,
in € thousand	2025	2024
United Kingdom	75,914	93,309
Austria	44,983	48,533
Nordics	35,741	36,264
France	3,106	4,350
United States	506	781
Canada	130	138
NON-CURRENT ASSETS	160,380	183,373